TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2000
                                   (UNAUDITED)

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2000

                                   (UNAUDITED)

                                    CONTENTS





Statement of Assets, Liabilities and Partners' Capital......................1
Statement of Operations.....................................................2
Statement of Changes in Partners' Capital - Net Assets......................3
Notes to Financial Statements ..............................................4
Schedule of Portfolio Investments .........................................11

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                       JUNE 30, 2000
                                                                                        (UNAUDITED)
ASSETS

Investments in securities, at market (identified cost - $373,263)                        $549,441
Due from broker                                                                             5,972
Dividends receivable                                                                          298
Organizational costs (net of accumulated amortization of $160)                                 76
Other assets                                                                                   29
                                                                                         --------

       TOTAL ASSETS                                                                       555,816
                                                                                         --------

LIABILITIES

Loan payable                                                                                4,466
Withdrawals payable                                                                           150
Management fee payable                                                                        393
Accrued expenses                                                                              302
                                                                                         --------

       TOTAL LIABILITIES                                                                    5,311
                                                                                         --------

             NET ASSETS                                                                  $550,505
                                                                                         ========

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                                              $289,172
Accumulated net investment loss                                                            (5,766)
Accumulated net realized gain on investments                                               90,921
Accumulated net unrealized appreciation on investments                                    176,178
                                                                                         --------

       PARTNERS' CAPITAL - NET ASSETS                                                    $550,505
                                                                                         ========


The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED
                                                                                       June 30, 2000
                                                                                        (UNAUDITED)
INVESTMENT INCOME
    Dividends                                                                            $    993
    Interest                                                                                    6
                                                                                         --------
                                                                                              999
                                                                                         --------
EXPENSES
    OPERATING EXPENSES:
       Management fee                                                                       2,804
       Administration fees                                                                    250
       Professional fees                                                                      108
       Custodian fees                                                                          94
       Insurance expense                                                                       32
       Amortization of organizational costs                                                    24
       Individual General Partners' fees and expenses                                          13
       Miscellaneous                                                                           13
                                                                                         --------
          TOTAL OPERATING EXPENSES                                                          3,338
       Interest expense                                                                       170
                                                                                         --------
          TOTAL EXPENSES                                                                    3,508
                                                                                         --------

          NET INVESTMENT LOSS                                                              (2,509)
                                                                                         --------

REALIZED AND  UNREALIZED  GAIN  (LOSS) ON  INVESTMENTS
    REALIZED  GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                               43,398
       Purchased options                                                                  (10,398)
                                                                                         --------

          NET REALIZED GAIN ON INVESTMENTS                                                 33,000
                                                                                         --------

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                 (168,804)
                                                                                         --------

          NET REALIZED AND UNREALIZED LOSS                                               (135,804)
                                                                                         --------

          DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES               $(138,313)
                                                                                         =========


The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                                     JUNE 30, 2000           DECEMBER 31, 1999
                                                                                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES

    Net investment loss                                                                $  (2,509)                  $ (2,450)
    Net realized gain on investments                                                      33,000                     57,995
    Net change in unrealized appreciation on
       investments                                                                      (168,804)                   263,875
                                                                                       ---------                   --------

       INCREASE (DECREASE) IN PARTNERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                                                  (138,313)                   319,420

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                                                                126,527                     98,749
    Capital withdrawals - General Partner                                                 (2,042)                   (37,287)
    Capital withdrawals - Limited Partners                                                  (150)                   (19,371)
                                                                                       ---------                   --------

       INCREASE IN PARTNERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                                            124,335                     42,091

       PARTNERS' CAPITAL AT BEGINNING OF PERIOD                                          564,483                    202,972
                                                                                       ---------                   --------

       PARTNERS' CAPITAL AT END OF PERIOD                                              $ 550,505                  $ 564,483
                                                                                       =========                  =========

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the First Amended and Restated Limited Partnership Agreement dated as of February 10, 1999. The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         There are four "Individual General Partners", who serve as the governing board of the Partnership, and a "Manager." The Manager is Troon Management, L.L.C., whose principal members are CIBC World
         Markets Corp. (formerly CIBC Oppenheimer Corp.) and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under the supervision of CIBC World Markets Corp. ("CIBC WM").

         The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.  PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.   PARTNERSHIP EXPENSES

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning with the commencement of operations on February 27, 1997.

         c.    INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership will be made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the period ended June 30, 2000, CIBC WM earned $2,307 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. During the six months ended June 30, 2000, incentive allocations to the Manager were $5,201,374.

         Each Independent Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fees from the Partnership. One Individual General Partner is an "interested person" of the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2000, fees (including meeting fees and the annual retainer) and expenses paid to the Individual General Partners totaled $18,904.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Chase Manhattan Bank served as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership,   and  in  that  capacity  provides  certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2000, amounted to $324,004,610 and $290,196,385, respectively.

         At June 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2000, accumulated net unrealized appreciation on investments was $176,177,569, consisting of $205,358,064 gross unrealized appreciation and $29,180,495 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2000, the Partnership had outstanding margin borrowings of $4,466,144. For the six months ended June 30, 2000, the average daily amount of such borrowings was $4,513,353.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

TROON PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Partners' Capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:


                                            CALL OPTIONS                             PUT OPTIONS
                                    ---------------------------             -----------------------------
                                       NUMBER                                 NUMBER
                                    OF CONTRACTS       COST                 OF CONTRACTS         COST
                                    ------------       ----                 ------------         ----
         Beginning balance             4,439       $  7,077,154                     324       $   227,772
         Options purchased            45,804         67,776,511                   6,097         5,794,212
         Options closed              (43,942)       (67,197,277)                 (3,129)       (3,962,570)
         Options expired                (756)        (1,145,094)                 (2,016)       (1,382,436)
         Options split                   216                 --                      --                --
                                     -------       ------------              ----------       -----------
         Options outstanding at
          June 30, 2000                5,761       $  6,511,294                   1,276       $   676,978
                                     =======       ============              ==========       ===========


TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                           NET GAINS / (LOSSES)
                                                            FOR THE YEAR ENDED
                                                               JUNE 30, 2000

           Equity securities                                  $(120,399,838)
           Equity options                                       (14,073,832)
           Equity index options                                  (1,330,792)
                                                              --------------
                                                              $ (135,804,462)
                                                              ==============


         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                                                AVERAGE MARKET VALUE
                                                       MARKET VALUE AT           FOR THE YEAR ENDED
                                                        JUNE 30, 2000               JUNE 30, 2000
                                                        -------------           ---------------------
         ASSETS:
           Equity options                                 $ 6,269,549               $   8,231,433
           Equity index options                                30,450                     114,263

         Average market values presented above are based upon month-end market values during the period ended June 30, 2000.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                               FEBRUARY 27, 1997
                                                 SIX MONTHS                                                      (COMMENCEMENT
                                                   ENDED                 YEAR ENDED          YEAR ENDED          OF OPERATIONS)
                                                JUNE 30, 2000        DECEMBER 31, 1999    DECEMBER 31, 1998   TO DECEMBER 31, 1997
                                                -------------        -----------------    -----------------   --------------------
         Ratio of net investment loss to
                  average net assets               (0.88%)*               (0.73%)              (0.30%)              (0.49%)*
         Ratio of operating expenses to
                  average net assets                1.18%*                 1.17%                1.43%                1.73%*
         Ratio of interest expense to average
                  net assets                        0.05%*                 0.07%                0.07%                0.07%*
         Portfolio turnover                        50.08%                 79.26%               72.00%               58.73%
         Total return **                          (20.19)%               120.54%               37.34%               37.60%
         Average debt ratio                         0.79%                  1.03%                1.06%                1.06%


         *  Annualized.
         ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                   JUNE 30, 2000
       SHARES                                                                                      MARKET VALUE
                    COMMON STOCKS - 97.41%
                       APPLICATIONS SOFTWARE - 1.02%
             70,137      Microsoft Corp.*                                                          $  5,610,960
                                                                                                   ------------

                       ATHLETIC FOOTWEAR - 0.88%
            122,173      Nike, Inc., Class B                                                          4,864,074
                                                                                                   ------------

                       AUDIO/VIDEO PRODUCTS - 1.38%
            123,704      Gemstar International Group, Ltd.*                                           7,601,982
                                                                                                   ------------

                       BROADCASTING SERVICES/PROGRAMMING - 13.19%
          1,808,880      AT&T  - Liberty Media Group, Class A *                                      43,865,340
            437,191      Fox Entertainment Group, Inc., Class A *                                    13,279,677
            331,895      TV Guide, Inc., Class A *                                                   11,367,404
             43,176      UnitedGlobalCom, Inc., Class A *                                             2,018,478
             55,197      XM Satellite Radio Holdings, Inc., Class A *                                 2,066,465
                                                                                                   ------------
                                                                                                     72,597,364
                                                                                                   ------------

                       BUILDING - RESIDENTIAL/COMMERCIAL - 0.20%
             53,904      Lennar Corp.                                                                 1,091,556
                                                                                                   ------------

                       CABLE TV - 9.71%
            200,608      Cablevision Systems Corp., Class A *                                        13,616,268
            104,369      Charter Communications, Inc., Class A *                                      1,715,618
            146,407      Comcast Corp., Class A *                                                     5,691,572
            524,827      Comcast Corp., Special Class A *                                            21,255,493
            517,959      USA Networks, Inc. *                                      (a)               11,200,863
                                                                                                   ------------
                                                                                                     53,479,814
                                                                                                   ------------

                       CELLULAR TELECOMMUNICATIONS - 1.67%
            154,947      Sprint Corp., (PCS Group) *                                                  9,219,346
                                                                                                   ------------

                       COMMERCIAL SERVICES - 1.10%
            431,700      Cendant Corp. *                                                              6,043,800
                                                                                                   ------------

                       COMPUTERS - INTEGRATED SYSTEMS - 0.02%
             20,137      Aspeon, Inc.*                                                                   98,168
                                                                                                   ------------

The accompanying notes are an integral part of these financial statements.

                                     - 11 -

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                   JUNE 30, 2000
       SHARES                                                                                      MARKET VALUE
                    COMMON STOCKS - (CONTINUED)
                       COMPUTERS - MEMORY DEVICES - 2.21%
            154,291      EMC Corp.                                                                 $ 11,870,841
              3,250      StorageNetworks, Inc. *                                                        293,313
                                                                                                   ------------
                                                                                                     12,164,154
                                                                                                   ------------
                       COMPUTERS - MICRO - 0.91%
             95,878      Apple Computer, Inc. *                                                       5,021,610
                                                                                                   ------------

                       DIVERSIFIED FINANCIAL SERVICES - 0.10%
              6,773      Morgan Stanley Dean Witter & Co.                                               563,852
                                                                                                   ------------

                       E - COMMERCE -1.82%
             83,241      Amazon.com, Inc. *                                                           3,022,730
             90,288      Priceline.com, Inc *                                                         3,429,499
            130,904      Ticketmaster Online-City Search, Inc., Class B *                             2,086,348
            203,139      Webvan Group, Inc. *                                                         1,479,055
                                                                                                   ------------
                                                                                                     10,017,632
                                                                                                   ------------

                       ELECTRIC COMPONENTS - SEMICONDUCTORS - 1.29%
             25,653      PMC - Sierra, Inc. *                                                         4,558,230
             11,604      Broadcom Corp., Class A *                                                    2,540,557
                                                                                                   ------------
                                                                                                      7,098,787
                                                                                                   ------------

                       ENTERTAINMENT SOFTWARE - 1.58%
            119,574      Electronic Arts, Inc.*                                                       8,721,488
                                                                                                   ------------

                       FINANCE - INVESTMENT BANKER/BROKER - 0.18%
             10,579      The Goldman Sachs Group, Inc.                                                1,003,683
                                                                                                   ------------

                       HOTELS & MOTELS - 1.79%
            121,023      Hilton Hotels Corp.                                                          1,134,591
            267,004      Starwood Hotels & Resorts Worldwide, Inc.                                    8,694,451
                                                                                                   ------------
                                                                                                      9,829,042
                                                                                                   ------------

                       INTERNET CONTENT - 1.89%
             76,518      SportsLine.com, Inc. *                                                       1,305,627
             73,611      Yahoo!, Inc. *                                                               9,118,563
                                                                                                   ------------
                                                                                                     10,424,190
                                                                                                   ------------

The accompanying notes are an integral part of these financial statements.

                                     - 12 -

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                   JUNE 30, 2000
       SHARES                                                                                      MARKET VALUE
                    COMMON STOCKS - (CONTINUED)
                       INTERNET SOFTWARE - 13.68%
            189,181      America Online, Inc. *                                                    $  9,967,569
            205,892      At Home Corp., Series A *                                                    4,272,259
            350,514      Exodus Communications, Inc. *                                               16,145,726
            109,891      Inktomi Corp. *                                                             12,994,611
             45,071      RealNetworks, Inc. *                                                         2,278,925
            167,985      VeriSign, Inc. *                                                            29,649,352
                                                                                                   ------------
                                                                                                     75,308,442
                                                                                                   ------------
                       LEISURE & RECREATION/GAMING - 0.01%
            332,306      AMF Bowling, Inc. *                                                             62,474
                                                                                                   ------------

                       MULTIMEDIA - 11.92%
            145,086      News Corp., Ltd. - Sponsored ADR                                             7,907,187
             55,709      Seagram Co., Ltd.                                                            3,231,122
            193,863      Time Warner, Inc.                                                           14,733,588
            583,151      Viacom, Inc., Class A *                                                     39,763,900
                                                                                                   ------------
                                                                                                     65,635,797
                                                                                                   ------------

                       NETWORK SOFTWARE - 0.41%
             78,170      OTG Software, Inc. *                                                         2,232,770
                                                                                                   ------------

                       NETWORKING PRODUCTS - 7.08%
             18,400      Juniper Networks, Inc. *                                                     2,678,359
            431,834      Oracle Corp. *                                                              36,301,262
                                                                                                   ------------
                                                                                                     38,979,621
                                                                                                   ------------

                       OIL COMPANIES - INTEGRATED - 0.17%
             44,732      Occidental Petroleum Corp.                                                     942,190
                                                                                                   ------------

                       RADIO - 0.44%
             54,886      Sirius Satellite Radio, Inc. *                                               2,432,163
                                                                                                   ------------

                       REAL ESTATE DEVELOPMENT - 0.03%
             18,499      Vornado Operating, Inc. *                                                      143,367
                                                                                                   ------------

The accompanying notes are an integral part of these financial statements.

                                     - 13 -

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                   JUNE 30, 2000
       SHARES                                                                                      MARKET VALUE
                    COMMON STOCKS - (CONTINUED)
                       REAL ESTATE INVESTMENT/MANAGEMENT - 0.06%
             15,662      LNR Property Corp.                                                        $    305,409
                                                                                                   ------------

                       REAL ESTATE INVESTMENT TRUST - HOTEL/RESTAURANT - 0.22%
            131,179      Host Marriott Corp.                                                          1,229,803
                                                                                                   ------------

                       REAL ESTATE INVESTMENT TRUST - OFFICE PROPERTY - 1.61%
            229,918      Boston Properties, Inc.                                                      8,880,583
                                                                                                   ------------

                       REAL ESTATE INVESTMENT TRUST - DIVERSIFIED - 1.65%
            260,980      Vornado Realty Trust                                                         9,069,055
                                                                                                   ------------

                       Retail - Consumer Electronics - 0.45%
             51,843      RadioShack Corp.                                                             2,456,062
                                                                                                   ------------

                       RETAIL - RESTAURANTS - 1.59%
            264,934      McDonald's Corp.                                                             8,726,396
                                                                                                   ------------

                       SATELLITE TELECOMMUNICATIONS - 1.01%
            274,187      Globalstar Telecommunications, Ltd. *                                        2,467,683
            443,378      Loral Space & Communications, Ltd. *                                         3,076,157
                                                                                                   ------------
                                                                                                      5,543,840
                                                                                                   ------------

                       TELECOMMUNICATIONS EQUIPMENT - 5.10%
            467,863      QUALCOMM, Inc. *                                                            28,071,780
                                                                                                   ------------

                       TELECOMMUNICATIONS SERVICES - 8.33%
            370,288      Cox Communications, Inc., Class A *                                         16,871,432
            234,723      Global Crossing Ltd. *                                                       6,176,266
            167,625      GT Group Telecom, Inc., Class B *                                            2,650,654
            223,179      NTL, Inc. *                                                                 13,362,843
            105,673      Time Warner Telecom, Inc., Class A *                                         6,802,699
                                                                                                   ------------
                                                                                                     45,863,894
                                                                                                   ------------
                       TELEPHONE - INTEGRATED - 2.23%
            388,764      AT&T Corp.                                                                  12,294,662
                                                                                                   ------------

The accompanying notes are an integral part of these financial statements.

                                     - 14 -

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                   JUNE 30, 2000
       SHARES                                                                                      MARKET VALUE
                    COMMON STOCKS - (CONTINUED)
                       TRANSPORTATION SERVICES - 0.39%
             36,075      United Parcel Service, Inc., Class B                                      $  2,128,425
                                                                                                   ------------

                       WIRELESS EQUIPMENT - 0.09%
             16,266      Motorola, Inc.                                                                 472,739
                                                                                                   ------------

                         TOTAL COMMON STOCKS (COST $358,762,802)                                   $536,230,974
                                                                                                   ============
                            PREFERRED STOCKS - 1.25%
                       MULTIMEDIA - 1.25%
            145,468      News Corp., Ltd. - Sponsored ADR                                             6,909,730
                                                                                                   ------------

                         TOTAL PREFERRED STOCK (COST $7,312,060)                                   $  6,909,730
                                                                                                   ============

          NUMBER OF
          CONTRACTS
                    CALL OPTIONS - 1.09%
                       CELLULAR TELECOMMUNICATIONS - 0.11%
                432       Sprint Corp., (PCS Group), 07/22/00, $45.00                                    615,600
                                                                                                    ------------

                       E - COMMERCE - 0.06%
                464       Amazon.com, Inc., 07/22/00, $30.00                                             330,600
                                                                                                    ------------

                         ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.19%
                220      PMC - Sierra, Inc., 07/22/00, $130.00                                         1,056,000
                                                                                                    ------------

                       INTERNET SOFTWARE - 0.41%
                626      America Online, Inc., 07/22/00, $40.00                                         766,850
              1,277      America Online, Inc., 07/22/00, $45.00                                       1,037,562
                 92      VeriSign, Inc., 07/22/00, $130.00                                              433,550
                                                                                                    ------------
                                                                                                      2,237,962
                                                                                                   ------------

                       MULTIMEDIA - 0.22%
                110      News Corp, Ltd., - ADR, 07/22/00, $40.00                                       158,125
                232      Seagram Co., Ltd., 07/22/00, $50.00                                            194,300

The accompanying notes are an integral part of these financial statements.

                                     - 15 -

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      NUMBER                                                                                        JUNE 30, 2000
     CONTRACTS                                                                                      MARKET VALUE
                    CALL OPTIONS - (CONTINUED)
                       MULTIMEDIA - (CONTINUED)
        928              Seagram Co., Ltd., 08/19/00, $55.00                                       $    487,200
        232              Seagram Co., Ltd., 11/18/00, $45.00                                            345,100
                                                                                                   ------------
                                                                                                      1,184,725
                                                                                                   ------------

                       OIL COMPANIES - INTEGRATED - 0.03%
        232              Occidental Petroleum, Corp., 08/19/00, $15.00                                  150,800
                                                                                                   ------------

                       RETAIL RESTAURANTS - 0.01%
        220              McDonald's Corp., 07/22/00, $30.00                                              66,000
                                                                                                   ------------

                         TELEPHONE - INTEGRATED - 0.06%
        232              AT&T Corp., 07/22/00, $30.00                                                    59,462
        464              WorldCom, Inc., 07/22/00, $40.00                                               278,400
                                                                                                   ------------
                                                                                                        337,862
                                                                                                   ------------

                         TOTAL CALL OPTIONS (COST $6,511,294)                                      $  5,979,549
                                                                                                   ============

                    PUT OPTIONS - 0.06%
                       INDEX - 0.01%
       348               S & P 100 Index, 07/22/00, $705.00                                              30,450
                                                                                                   ------------

                       CELLULAR TELECOMMUNICATIONS - 0.05%
       928               AT&T Wireless Group, 08/19/00, $30.00                                          290,000
                                                                                                   ------------

                         TOTAL PUT OPTIONS (COST $676,978)                                         $    320,450
                                                                                                   ============

                         TOTAL INVESTMENTS (COST $373,263,134) - 99.81%                             549,440,703
                                                                                                   ------------

                         OTHER ASSETS, LESS LIABILITIES - 0.19%                                       1,064,385
                                                                                                   ------------

                         NET ASSETS - 100.00%                                                      $550,505,088
                                                                                                   ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for loan payable.
* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

                                     - 16 -